FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2013	Apr. 03, 2012	Jun. 30, 2011	Oct. 16, 2009
Debt and interest
Repayments	$ (14)	$ 0
Debt (note 25b)	56	24
Non-current portion of non-current borrowings	4,647	4,705
Borrowings details
Current other debt obligations	47	11
5.7% notes
Debt and interest
Borrowings, beginning balance	844	844
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	844	844	$ 844
Borrowings details
Notional amount	850	850					$ 850
Borrowings, interest rate (as percent)							5.70%
5.25% Notes
Debt and interest
Borrowings, beginning balance	373	373
Proceeds	0	0
Repayments	0	0		$ (375)
Amortization and other	0	0
Borrowings, ending balance	373	373	373
Borrowings details
Notional amount	$ 375	375				$ 2,000
Borrowings, interest rate (as percent)	5.25%					5.25%
5.25% Notes | Notes that mature in 2042
Borrowings details
Notional amount						$ 750
5.80% notes
Debt and interest
Borrowings, beginning balance	$ 397	396
Proceeds	0	0
Repayments	0	0
Amortization and other	2	1
Borrowings, ending balance	399	397	396
Borrowings details
Notional amount	$ 400	400
Borrowings, interest rate (as percent)	5.80%
6.35% notes
Debt and interest
Borrowings, beginning balance	$ 595	595
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	595	595	595
Borrowings details
Notional amount	$ 600	600
Borrowings, interest rate (as percent)	6.35%
Other fixed rate notes [Member]
Debt and interest
Borrowings, beginning balance	$ 1,042	1,042
Proceeds	0	0
Repayments	(2)	0
Amortization and other	2	0
Borrowings, ending balance	1,042	1,042	1,042
Other fixed rate notes [Member] | Borrowings
Debt and interest
Borrowings, beginning balance	1,100
Borrowings, ending balance	1,100	1,100
BNAF notes due 2038
Debt and interest
Borrowings, beginning balance	250
Borrowings, ending balance	250	250
BPADF notes due 2039 [Member]
Debt and interest
Borrowings, beginning balance	807
Repayments	(2)		(43)
Borrowings, ending balance	805	807
Borrowings details
Notional amount								$ 850
Borrowings, interest rate (as percent)								5.95%
Capital leases
Debt and interest
Borrowings, beginning balance	59	56
Proceeds	0	0
Repayments	(12)	(14)
Amortization and other	0	17
Borrowings, ending balance	47	59	56
Borrowings details
Current lease liabilities	9	13
Nevada Gold Mines capital leases [Member]
Borrowings details
Lease liabilities	9	12
Loulo-Gounkoto capital leases [Member]
Borrowings details
Lease liabilities	17	18
Veladero capital leases [Member]
Borrowings details
Lease liabilities	2	2
Lumwana capital leases [Member]
Borrowings details
Lease liabilities	1	1
Hemlo capital leases [Member]
Borrowings details
Lease liabilities	0	9
North Mara capital leases
Borrowings details
Lease liabilities	4	4
Tongon capital leases [Member]
Borrowings details
Lease liabilities	0	5
Reko Diq captail leases
Borrowings details
Lease liabilities	9	0
Other debt obligations
Debt and interest
Borrowings, beginning balance	574	576
Proceeds	0	0
Repayments	(12)	0
Amortization and other	(4)	(2)
Borrowings, ending balance	558	574	576
5.75% Notes
Debt and interest
Borrowings, beginning balance	845	844
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	845	845	844
Borrowings details
Notional amount	850	850			$ 850
Borrowings, interest rate (as percent)					5.75%
Total notes and leases [Member]
Debt and interest
Borrowings, beginning balance	4,729	4,726
Proceeds	0	0
Repayments	(26)	(14)
Amortization and other	0	17
Borrowings, ending balance	4,703	4,729	4,726
Debt (note 25b)	(56)	(24)	(11)
Non-current portion of non-current borrowings	$ 4,647	$ 4,705	$ 4,715